Related parties	12 Months Ended
Dec. 31, 2019
Sociedad Minera Cerro Verde S.A.A. [Member]
Disclosure of transactions between related parties [line items]
Related parties

4.     Related parties

Accounts receivable from related parties and accounts payable to related parties are made up as follows:

	December 31, 2019	December 31, 2018
	US$(000)	US$(000)

Accounts receivable from related parties
Parent Company
FMC (a)	401,211	409,688
Other related parties
Sumitomo (b)	10,760	12,918
Climax Molybdenum Marketing Corporation (c)	5,022	10,038
Embedded derivatives
Embedded derivatives (d)	36,077	(19,293)

Total accounts receivable from related parties	453,070	413,351

Classification by measurement
Accounts receivables from related parties (not subject to provisional pricing)	121,995	67,050
Accounts receivables from related parties (subject to provisional pricing)	294,998	365,594
Embedded derivatives (d)	36,077	(19,293)

	453,070	413,351

	December 31, 2019	December 31, 2018
	US$(000)	US$(000)

Accounts payable to related parties
Parent Company
FMC (e)	10,441	8,860
Other related parties
Freeport-McMoRan Sales Company Inc.	3,086	3,192
Minera Freeport-McMoRan South America Ltda	561	521
PT Freeport Indonesia	—	2,301
Total accounts payable to related parties	14,088	14,874
Less: accounts payable to related parties, long term	(10,074)	(8,860)

Total accounts payable, short term	4,014	6,014

(a)Accounts receivable from FMC mainly correspond to sales of copper concentrate and copper cathode. The Company has a long-term agreement with FMC through which it has committed to sell between 70% and 80% of its annual copper concentrate production through December 31, 2021. Terms of the contracts are reviewed annually.

(b)The Company has a long-term agreement with Sumitomo through which it has committed to sell 21% of its annual copper concentrates production through December 31, 2021. Terms of the contracts are reviewed annually.

(c)The Company has a long-term agreement with Climax Molybdenum Marketing Corporation (a wholly owned subsidiary of FMC) through which it has committed to sell 100% of its annual molybdenum concentrate production, at a price based on MWDO and under a delivery type known as CIF (cost, insurance and freight) through December 31, 2020.

(d)Reflects the embedded derivative adjustment associated with accounts receivable from related parties (See Note 2(d) and 22).

(e)Accounts payable to FMC is primarily related to stock option benefits (US$10.1 million as of December 31, 2019, and US$8.9 million as of December 31, 2018).

Short-term and long-term employee benefits are recognized as expenses during the period earned. Benefits received by key management personnel represent 0.42% of total revenues for the year 2019 (0.38% for the year 2018). For the years 2019,  2018 and 2017, Freeport had granted stock option and/or restricted stock unit benefits to certain key management personnel, the amounts of which are not significant at those dates. As of December 31, 2019 and 2018, the Company does not have any other long-term benefits.

Terms and transactions with related parties -

Transactions with related parties are made at normal market prices. Outstanding balances are unsecured, interest free and settlement occurs in cash. There have been no guarantees provided or received for any accounts receivables from related parties. For the years ended December 31, 2019, 2018 and 2017, the Company had not recorded any impairment of accounts receivable from related parties.